Note 25 Post employment commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		€ 5,683		€ 6,424
Defined benefit obligation, at present value		6,247		5,683		€ 6,424
SPAIN
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		2,078
Defined benefit obligation, at present value		1,770		2,078
Plan assets		114
Plan assets		96		114
Net liability asset		1,674		1,964		2,181
Net liability asset		1,964		2,181		2,399
SPAIN | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		4
Plan assets changes of the year		0
Net liability asset changes of the year		4		4		3
SPAIN | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		61
Plan assets changes of the year		3
Net liability asset changes of the year		58		69		85
SPAIN | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	0	[2]	0	[2]
SPAIN | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(104)
Plan assets changes of the year		(5)
Net liability asset changes of the year		(99)		23		67
SPAIN | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(5)
Net liability asset changes of the year		5	[3]	(1)	[4]	0	[4]
SPAIN | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(91)
Plan assets changes of the year		0
Net liability asset changes of the year		(91)		34		78
SPAIN | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(13)
Plan assets changes of the year		0
Net liability asset changes of the year		(13)		(10)		(11)
SPAIN | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(275)
Plan assets changes of the year		(16)
Net liability asset changes of the year		(259)		(321)		(379)
SPAIN | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		6
Plan assets changes of the year		0
Net liability asset changes of the year		6		8		6
SPAIN | of which vested benefit obligation relating to current employees [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		72
SPAIN | Of which vested benefit obligation relating to retired employees [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		1,698
MEXICO
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		1,125
Defined benefit obligation, at present value		1,522		1,125
Plan assets		748
Plan assets		986		748
Net liability asset		536		377		311
Net liability asset		377		311		132
MEXICO | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		9
Plan assets changes of the year		0
Net liability asset changes of the year		9		10		9
MEXICO | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		126
Plan assets changes of the year		81
Net liability asset changes of the year		45		30		17
MEXICO | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		185
Net liability asset changes of the year		(185)		(68)		(37)
MEXICO | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	0	[2]	0	[2]
MEXICO | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		374
Plan assets changes of the year		93
Net liability asset changes of the year		281		139		175
MEXICO | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	93
Net liability asset changes of the year		(93)	[3]	125	[4]	19	[4]
MEXICO | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		2		0
MEXICO | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		344
Plan assets changes of the year		0
Net liability asset changes of the year		344		(10)		114
MEXICO | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		30
Plan assets changes of the year		0
Net liability asset changes of the year		30		22		42
MEXICO | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(138)
Plan assets changes of the year		(138)
Net liability asset changes of the year		0		0		0
MEXICO | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		26
Plan assets changes of the year		18
Net liability asset changes of the year		8		(45)		15
MEXICO | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		567
Defined benefit obligation, at present value		675		567
Plan assets		488
Plan assets		599		488
Net liability asset		77		80		72
Net liability asset		80		72		103
TURKEY | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		16
Plan assets changes of the year		0
Net liability asset changes of the year		16		18		17
TURKEY | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		133
Plan assets changes of the year		116
Net liability asset changes of the year		17		16		8
TURKEY | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		13
Plan assets changes of the year		13
Net liability asset changes of the year		0		0		0
TURKEY | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		37
Net liability asset changes of the year		(37)		(39)		(23)
TURKEY | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	4
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		4	[1]	3	[2]	33	[2]
TURKEY | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		141
Plan assets changes of the year		110
Net liability asset changes of the year		31		32		32
TURKEY | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	110
Net liability asset changes of the year		(110)	[3]	(50)	[4]	(129)	[4]
TURKEY | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		21
Plan assets changes of the year		0
Net liability asset changes of the year		21		(15)		(14)
TURKEY | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		22
Plan assets changes of the year		0
Net liability asset changes of the year		22		(97)		10
TURKEY | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		97
Plan assets changes of the year		0
Net liability asset changes of the year		97		195		165
TURKEY | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(34)
Plan assets changes of the year		(24)
Net liability asset changes of the year		(11)		(11)		(43)
TURKEY | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(155)
Plan assets changes of the year		(133)
Net liability asset changes of the year		(22)		(8)		(40)
TURKEY | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(10)
Plan assets changes of the year		(7)
Net liability asset changes of the year		(2)		(4)		(14)
Rest of the world [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		260
Defined benefit obligation, at present value		246		260
Plan assets		234
Plan assets		223		234
Net liability asset		23		26		23
Net liability asset		26		23		25
Rest of the world [Member] | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		3
Plan assets changes of the year		0
Net liability asset changes of the year		3		3		3
Rest of the world [Member] | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		9
Plan assets changes of the year		8
Net liability asset changes of the year		1		2		2
Rest of the world [Member] | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		2
Plan assets changes of the year		2
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		2
Net liability asset changes of the year		(2)		(22)		(29)
Rest of the world [Member] | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	2
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		2	[1]	4	[2]	3	[2]
Rest of the world [Member] | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(17)
Plan assets changes of the year		(12)
Net liability asset changes of the year		(5)		19		21
Rest of the world [Member] | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(12)
Net liability asset changes of the year		12	[3]	10	[4]	25	[4]
Rest of the world [Member] | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		(2)
Rest of the world [Member] | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(22)
Plan assets changes of the year		0
Net liability asset changes of the year		(22)		3		(10)
Rest of the world [Member] | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		5
Plan assets changes of the year		0
Net liability asset changes of the year		5		6		8
Rest of the world [Member] | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(12)
Plan assets changes of the year		(11)
Net liability asset changes of the year		(1)		(1)		(1)
Rest of the world [Member] | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		(1)
Rest of the world [Member] | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		(1)
Rest of the world [Member] | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(1)
Plan assets changes of the year		0
Net liability asset changes of the year		(1)		(2)		1
Rest of the world [Member] | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		€ 0		€ 0		€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(1) Includes gains and losses from settlements.
[3]	(2) Excluding interest, which is recorded under "Interest income or expense".
[4]	(2) Excludes interest which is reflected in the line item “Interest income and expense”.